Summary of Significant Accounting Policies - Summary of Operating Revenue and Long-lived Assets by Geographic location (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Revenues from External Customers and Long-Lived Assets [Line Items]
Operating revenues	¥ 1,248,914	$ 171,101	¥ 1,195,552	¥ 1,157,908
Long-live assets	134,514		246,741	278,003
PRC Mainland [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Operating revenues	1,009,140		1,173,322	1,154,793
Long-live assets	122,087		235,900	266,562
Hong Kong [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Operating revenues	235,191		20,587	1,562
Long-live assets	2,749		1,646	2,246
Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Operating revenues	4,583		1,643	1,553
Long-live assets	¥ 9,678		¥ 9,195	¥ 9,195